Accounts payables (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure Of Accounts Payables [Abstract]
Summary of Accounts Payables	Accounts payables consist of the following:

	As of
	June 30, 2026	December 31, 2025
	(Euros in thousands)
Trade payables	6,241	340
Accrued liabilities	26,914	18,492
Total	33,155	18,832